Key developments - Purchase consideration (Details) - Maverix Metals Inc $ in Thousands	Jan. 19, 2023 USD ($) shares
Acquisition of Agbaou Royalty and Maverix Metals Inc.
Number of Triple Flag shares issued to Maverix shareholders	45,097,390
Value of Triple Flag shares issued to Maverix shareholders	$ 491,111
Cash consideration paid to Maverix shareholders	86,666
Cash paid to retire Maverix credit facility	46,608
Maverix share options exchanged for Triple Flag replacement share options	6,709
Maverix warrants exercisable for 1,800,000 Triple Flag shares	7,938
Transaction costs	5,776
Purchase consideration	$ 644,808
Shares issued upon exercise of warrants | shares	1,800,000